Property, plant & equipment (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Property, Plant And Equipment

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2020	-	3,337	48,830	52,167
Additions	-	8,129	655	8,784
Dispoals	-	-	-	-
Balansce as at 30 June 2021	-	11,466	49,485	60,951

Depreciation and Impairment
Balance 1 July 2020	-	(3,337)	(43,132)	(46,469)
Disposals	-	-	-	-
Depreciation	-	(1,774)	(316)	(2,090)
Balance as at 30 June 2021	-	(5,111)	(43,448)	(48,559)

Carrying amount 30 June 2021	-	6,355	6,037	12,392

	Leasehold improvements	IT equipment	Other equipment	Total
Gross carrying amount
Balance 1 July 2021	-	11,466	49,485	60,951
Additions	250,211	69,612	104,391	424,214
Disposals	-	(2,268)	-	(2,268)
Balance as at 30 June 2022	250,211	78,810	153,876	482,897

Depreciation and Impairment
Balance 1 July 2021	-	(5,111)	(43,448)	(48,559)
Disposals	-	414	-	414
Depreciation	(17,680)	(10,381)	(10,692)	(38,753)
Balance as at 30 June 2022	(17,680)	(15,078)	(54,140)	(86,898)

Carrying amount 30 June 2022	232,531	63,732	99,736	395,999